Fair Value Measurements and Hierarchy - Quantitative Information Regarding Level 3 Fair Value Measurements Inputs (Details)	Dec. 31, 2021 Y $ / shares	Nov. 30, 2021 $ / shares Y
Unit price | Derivative Warrant Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value measurements inputs | $ / shares	9.75	10.98
Unit price | Earnout Liability, First Tranche
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value measurements inputs | $ / shares	9.75	10.98
Unit price | Earnout Liability, Second Tranche
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value measurements inputs | $ / shares	9.75	10.98
Term (in years) | Derivative Warrant Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value measurements inputs | Y	4.87	5.00
Term (in years) | Earnout Liability, First Tranche
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value measurements inputs | Y	1.87	2.00
Term (in years) | Earnout Liability, Second Tranche
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value measurements inputs | Y	2.87	3.00
Volatility | Derivative Warrant Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value measurements inputs	0.1280	0.1900
Volatility | Earnout Liability, First Tranche
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value measurements inputs	0.3500	0.3500
Volatility | Earnout Liability, Second Tranche
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value measurements inputs	0.3500	0.3500
Risk-free rate | Derivative Warrant Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value measurements inputs	0.0124	0.0124
Risk-free rate | Earnout Liability, First Tranche
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value measurements inputs	0.0094	0.0085
Risk-free rate | Earnout Liability, Second Tranche
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value measurements inputs	0.0094	0.0085
Dividend yield | Derivative Warrant Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value measurements inputs	0.0000	0.0000
Dividend yield | Earnout Liability, First Tranche
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value measurements inputs	0.0000	0.0000
Dividend yield | Earnout Liability, Second Tranche
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value measurements inputs	0.0000	0.0000
Cost of equity | Derivative Warrant Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value measurements inputs	0	0
Cost of equity | Earnout Liability, First Tranche
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value measurements inputs	0.1114	0.1080
Cost of equity | Earnout Liability, Second Tranche
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value measurements inputs	0.1114	0.1080